UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Schweitzer
Title:    Chief Financial Officer
Phone:    (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         August 14, 2008
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $1,129,516
                                           (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC


                               TITLE OF                      VALUE    SHRS OR   SH/ PUT/   INVSMT   OTHR       VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS      SOLE      SHARED  NONE

ABERCROMBIE & FITCH CO         CL A            002896207   31,340       500,000 SH         SOLE              500,000
CENTRAL EUROPEAN DIST CORP     COM             153435102   18,538       250,000 SH         SOLE              250,000
COMPLETE PRODUCTION SERVICES   COM             20453E109    9,105       250,000 SH         SOLE              250,000
CONTINENTAL RESOURCES INC      COM             212015101   95,315     1,375,000 SH         SOLE            1,375,000
DECKERS OUTDOOR CORP           COM             243537107   52,200       375,000 SH         SOLE              375,000
FLIR SYS INC                   COM             302445101   50,713     1,250,000 SH         SOLE            1,250,000
HASBRO INC                     COM             418056107   35,720     1,000,000 SH         SOLE            1,000,000
IHS INC                        CL A            451734107   17,400       250,000 SH         SOLE              250,000
ILLUMINA INC                   COM             452327109   43,555       500,000 SH         SOLE              500,000
INTERACTIVE BROKERS GROUP IN   COM             45841N107   36,146     1,125,000 SH         SOLE            1,125,000
INTREPID POTASH INC            COM             46121Y102   32,890       500,000 SH         SOLE              500,000
LDK SOLAR CO LTD               SPONSORED ADR   50183L107   14,205       375,000 SH         SOLE              375,000
LIFE TIME FITNESS INC          COM             53217R207    2,216        75,000 SH         SOLE               75,000
MASTERCARD INC                 CL A            57636Q104   66,380       250,000 SH         SOLE              250,000
MICROSOFT CORP                 COM             594918104   41,265     1,500,000 SH         SOLE            1,500,000
MONSANTO CO NEW                COM             61166W101   31,610       250,000 SH         SOLE              250,000
MOSAIC CO                      COM             61945A107   36,175       250,000 SH         SOLE              250,000
MYRIAD GENETICS INC            COM             62855J104   76,246     1,675,000 SH         SOLE            1,675,000
PETROHAWK ENERGY CORP          COM             716495106   64,834     1,400,000 SH         SOLE            1,400,000
QUALCOMM INC                   COM             747525103   66,555     1,500,000 SH         SOLE            1,500,000
RESEARCH IN MOTION LTD         COM             760975102   29,225       250,000 SH         SOLE              250,000
SANDRIDGE ENERGY INC           COM             80007P307   16,145       250,000 SH         SOLE              250,000
SBA COMMUNICATIONS CORP        COM             78388J106   22,506       625,000 SH         SOLE              625,000
SOUTHWESTERN ENERGY CO         COM             845467109   11,903       250,000 SH         SOLE              250,000
ULTRA PETROLEUM CORP           COM             903914109   98,200     1,000,000 SH         SOLE            1,000,000
USANA HEALTH SCIENCES INC      COM             90328M107    2,687       100,000 SH         SOLE              100,000
VISA INC                       COM CL A        92826C839   60,983       750,000 SH         SOLE              750,000
WEATHERFORD INTERNATIONAL LT   COM             G95089101   65,459     1,320,000 SH         SOLE            1,320,000


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